Promissory Notes (Details Narrative) - Promissory Notes [Member] - Investor [Member]	Mar. 01, 2023 USD ($)
Short-Term Debt [Line Items]
Aggregate borrowing amount	$ 476,500
Promissary notes outstanding amount	$ 301,500